Financial Risk Management	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Risk Management
35.	Financial Risk Management

(1)	Financial risk management
The Group is exposed to market risk, credit risk and liquidity risk. Market risk is the risk related to the changes in market prices, such as foreign exchange rates, interest rates and price fluctuations. The Group implements a risk management system to monitor and manage these specific risks.
The Group’s financial assets consist of cash and cash equivalents, financial instruments, long-term investment securities, accounts receivable – trade and other, etc. Financial liabilities consist of accounts payable – trade and other, borrowings, debentures, lease liabilities and others.

1)	Market risk

(i)	Currency risk
The Group has currency risk due to revenue and expenses from its global operations. Major foreign currencies where the currency risk occur are USD, EUR and others. The Group determines the currency risk management policy after considering the nature of business and the presence of methods that mitigate the currency risk for each Group entities. The Group manages currency risk arising from business transactions by using currency forwards, etc. Currency risk occurs on forecasted transactions and recognized assets and liabilities which are denominated in a currency other than the functional currency of each group entity.
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2023 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	74,608	~~W~~	96,200	1,025,369	~~W~~	1,322,111
EUR	5,391		7,691	132		188
Others			336			—

		~~W~~	104,227		~~W~~	1,322,299

In addition, the Group has entered into cross currency swaps to hedge against currency risk related to foreign debentures. (See note 22)
As of December 31, 2023, a hypothetical change in exchange rates by
10
% would have increased (decreased) the Group’s profit before income tax and equity as follows:

(In millions of won)
	Profit before income tax			Equity
	If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
USD	~~W~~	5,521	(5,521)	~~W~~	5,521	(5,521)
EUR		750	(750)		750	(750)
Others		34	(34)		34	(34)

	~~W~~	6,305	(6,305)	~~W~~	6,305	(6,305)

(ii)	Interest rate risk
The interest rate risk of the Group arises from borrowings, debentures and long-term payables – other. Since the Group’s interest-bearing assets are mostly fixed interest bearing assets, the Group’s revenue and operating cash flows from the interest-bearing assets are not influenced by the changes in market interest rates.
The Group performs various analysis to reduce interest rate risk and to optimize its financing. To minimize risks arising from changes in interest rates, the Group takes various measures such as refinancing, renewal, alternative financing and hedging.

As of December 31, 2023, floating-rate borrowings and debentures amount to
~~W~~
90,000 million and
~~W~~
386,820 million, respectively, and the Group has entered into interest rate swaps to hedge interest rate risk related to the floating-rate debentures. Therefore, profit before income tax for the year ended December 31, 2023 would not have been affected by the changes in interest rates of floating-rate debentures.
If the interest rate increases (decreases) 1%p with all other variables held constant, profit before income tax and equity for the year ended December 31, 2023 would change by
~~W~~
900 million in relation to the floating-rate borrowings which have not entered into interest rate swaps.
As of December 31, 2023, the floating-rate long-term payables – other are
~~W~~
1,290,225 million. If the interest rate increases (decreases) 1%p with all other variables held constant, profit before income tax and equity for the year ended December 31, 2023 would change by
~~W~~
12,902 million in relation to the floating-rate long-term payables – other that are exposed to interest rate risk.

Interest	rate benchmark reform and associated risks
In case of Korean CD rate, the alternative interest rate benchmark has selected as Korea Overnight Financing Repo Rate(“KOFR”) and as part of interest rate benchmark reform, the interest rate has been disclosed through Korea Securities Depository since November 26, 2021. KOFR is calculated using the overnight RP rate as collateral for government bonds and monetary stabilization bonds. However, unlike LIBOR, calculation of CD rate will not be suspended, thereby making it unclear when and how the transition to KOFR will take place.
Non-derivative financial liabilities
The Parent Company’s non-derivative financial liabilities subject to interest rate benchmark reform as of December 31, 2022 were floating-rate bonds indexed to USD LIBOR. The Group completed discussion with the counterparty about including the fallback clauses as of December 31, 2023.
Derivatives
Most of the Group’s derivative instruments designated as cash flow hedge are governed by contracts based on the International Swaps and Derivatives Association (“ISDA”)’s master agreements. As part of interest rate benchmark reform, ISDA has included a new fallback clause regarding which alternative benchmark interest rate to be applied when the calculation of major IBOR is suspended in the master agreement. The master agreement is applied to derivative contracts executed after January 25, 2021, and the transaction parties are required to adhere to ISDA protocol to include the same fallback clause into derivative contracts executed before January 25, 2021. The Group has adhered to ISDA protocol for transition to the alternative benchmark interest rate and the fallback clause will be included when counterparties adhere to the protocol to include. The Group’s counterparties have adhered to ISDA protocol and agreed to include the fallback clause.

(iii) Price fluctuations risk
As of December 31, 2023, the Group holds equity instruments in an active trading market, exposing it to price fluctuation risk. Assuming all other variables remain constant, the impact on the Group’s profit before income tax and equity resulting from a 10% fluctuation in the per-share stock price of the equity securities for the year ended December 31, 2023 is as follows.
(In millions of won)

Profit before income tax			Equity
If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
~~W~~	—	—	~~W~~	85,006	(85,006)

2)	Credit risk
The maximum credit exposure as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Cash and cash equivalents	~~W~~	1,454,773	1,882,093
Financial instruments		295,309	237,605
Investment securities		—	900
Accounts receivable – trade		1,990,849	1,984,772
Contract assets		129,771	132,221
Loans and other receivables		1,055,102	1,241,672
Derivative financial assets		148,534	321,160

	~~W~~	5,074,338	5,800,423

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. To manage credit risk, the Group evaluates the credit worthiness of each customer or counterparty considering the party’s financial information, its own trading records and other factors. Based on such information, the Group establishes credit limits for each customer or counterparty.
(i) Accounts receivable – trade and contract assets
The Group establishes a loss allowance in respect of accounts receivable – trade and contract assets. The main components of this allowance are a specific loss component that relates to individually significant exposures and a collective loss component established for groups of similar assets in respect of losses that are expected to occur. The collective loss allowance is determined based on historical data of collection statistics for similar financial assets. Details of changes in loss allowance for the year ended December 31, 2023 are included in note 6.

(ii)	Debt investments
The credit risk arises from debt investments included in
~~W~~
295,309 million of financial instruments, and
~~W~~
1,055,102 million of loans and other receivables. To limit the exposure to this risk, the Group transacts only with financial institutions with credit ratings that are considered to be low credit risk.
Most of the Group’s debt investments are considered to have a low risk of default and the borrower has a strong capacity to meet its contractual cash flow obligations in the near term. Thus, the Group measured the loss allowance for the debt investments at an amount equal to 12-month expected credit losses.
Meanwhile, the Group monitors changes in credit risk at each reporting date. The Group recognized the loss allowance at an amount equal to lifetime expected credit losses when the credit risk on the debt investments is assumed to have increased significantly if it is more than 30 days past due.
The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2023 are as follows.

(In millions of won)
			Financial assets at amortized cost
	Financial assets at FVTPL		12-month ECL	Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired
Gross amount	~~W~~	336,309	1,009,175	8,914	71,677
Loss allowance		—	(3,314)	(3,095)	(69,255)

Carrying amount	~~W~~	336,309	1,005,861	5,819	2,422

Changes in the loss allowance for the debt investments for the year ended December 31, 2023 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired	Total
December 31, 2022	~~W~~	3,081	3,314	83,685	90,080
Remeasurement of loss allowance, net		1,105	3,049	1,102	5,256
Transfer to lifetime ECL – not credit impaired		(868)	868	—	—
Transfer to lifetime ECL – credit impaired		—	(4,136)	4,136	—
Amounts written off		(4)	—	(26,583)	(26,587)
Recovery of amounts written off		—	—	6,915	6,915

December 31, 2023	~~W~~	3,314	3,095	69,255	75,664

(iii)	Cash and cash equivalents
The Group deposits
~~W~~
1,454,773 million of cash and cash equivalents as of December 31, 2023 (
~~W~~
1,882,093 million as of December 31, 2022) at banks and financial institutions with credit ratings above the certain level. Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considered that its cash and cash equivalents have low credit risk based on the credit ratings of the counterparties assigned by external credit rating agencies.

3)	Liquidity risk
The Group’s approach to managing liquidity is to ensure that it will always maintain sufficient cash and cash equivalents balances and have enough liquidity through various committed credit lines. The Group maintains enough liquidity within credit lines through active operating activities.
Contractual maturities of financial liabilities as of December 31, 2023 are as

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable - trade	~~W~~	139,876	139,876	139,876	—	—
Borrowings(*)		718,078	739,791	417,056	322,735	—
Debentures(*)		8,325,643	9,532,468	1,493,063	5,800,210	2,239,195
Lease liabilities		1,611,433	1,899,929	386,202	1,026,475	487,252
Accounts payable – other and others(*)		4,539,838	4,614,608	3,642,356	972,202	50

	~~W~~	15,334,868	16,926,672	6,078,553	8,121,622	2,726,497

(*)	The contractual cash flow is amount that includes interest payables.
The Group does not expect that the cash flows included in the maturity analysis could occur significantly earlier or at different amounts.
As of December 31, 2023, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years
Assets	~~W~~	116,210	123,260	30,928	92,332
Liabilities		(9,212)	(10,610)	2,970	(13,580)

		106,998	112,650	33,898	78,752

(2)	Capital management
The Group manages its capital to ensure that it will be able to continue as a going concern while maximizing the return to shareholders through the optimization of its debt and equity structure. The overall strategy of the Group is the same as that of the Group as of and for the year ended December 31, 2022.
The Group monitors its debt-equity ratio as a capital management indicator. This ratio is calculated as total liabilities divided by total equity from the consolidated financial statements.
Debt-equity ratio as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Total liabilities	~~W~~	17,890,828	19,153,066
Total equity		12,228,399	12,155,196

Debt-equity ratios		146.31%	157.57%

(3)	Fair value

1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2023 are as follows:

(In millions of won)
	December 31, 2023
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	~~W~~	962,623	—	649,649	312,974	962,623
Derivative hedging instruments		116,210	—	116,210	—	116,210
FVOCI		1,398,734	1,135,832	—	262,902	1,398,734

	~~W~~	2,477,567	1,135,832	765,859	575,876	2,477,567

Financial liabilities that are measured at fair value:
FVTPL		295,876	—	—	295,876	295,876
Derivative hedging instruments		9,212	—	9,212	—	9,212

	~~W~~	305,088	—	9,212	295,876	305,088

Financial liabilities that are not measured at fair value:
Borrowings	~~W~~	718,078	—	695,320	—	695,320
Debentures		8,325,643	—	8,052,193	—	8,052,193
Long-term payables – other		1,260,453	—	1,294,977	—	1,294,977

	~~W~~	10,304,174	—	10,042,490	—	10,042,490

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2022 are as follows:

(In millions of won)	December 31, 2022
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	~~W~~	1,002,164	44,431	727,014	230,719	1,002,164
Derivative hedging instruments		267,151	—	267,151	—	267,151
FVOCI		1,189,597	993,765	—	195,832	1,189,597

	~~W~~	2,458,912	1,038,196	994,165	426,551	2,458,912

Financial liabilities that are measured at fair value:
FVTPL	~~W~~	302,593	—	—	302,593	302,593

Financial liabilities that are not measured at fair value:
Borrowings	~~W~~	936,110	—	911,597	—	911,597
Debentures		8,366,694	—	7,813,420	—	7,813,420
Long-term payables – other		1,638,341	—	1,614,934	—	1,614,934

	~~W~~	10,941,145	—	10,339,951	—	10,339,951

The above information does not include fair values of financial assets and liabilities of which fair values have not been measured as carrying amounts are reasonable approximation of fair values.
Fair value of the financial instruments that are traded in an active market (financial assets at FVOCI and financial assets at FVTPL) is measured based on the bid price at the end of the reporting date.
The Group uses various valuation methods for determination of fair value of financial instruments that are not traded in an active market. Derivative financial contracts and long-term liabilities are measured using the discounted present value methods. Other financial assets are determined using the methods such as discounted cash flow and market approach. Inputs used to such valuation methods include swap rate, interest rate, and risk premium, and the Group performs valuation using the inputs which are consistent with natures of assets and liabilities measured.
Interest rates used by the Group for the fair value measurement as of December 31, 2023 are as follows:

Interest rate
Derivative instruments	2.18% ~ 6.25%
Borrowings and debentures	3.84% ~ 18.12%
Long-term payables – other	3.72% ~ 3.85%

3)
There have been no transfers between Level 1 and Level 2 for the year ended December 31, 2023. The changes of financial instruments classified as Level 3 for the year ended December 31, 2023 are as follows:

(In millions of won)
	Balance as of January 1, 2023		Gain (loss) for the year	OCI	Acquisition	Disposal	Balance as of December 31, 2023
Financial assets
FVTPL	~~W~~	230,719	(41,556)	1,602	157,356	(35,147)	312,974
FVOCI		195,832	—	14,448	52,622	—	262,902

	~~W~~	426,551	(41,556)	16,050	209,978	(35,147)	575,876

Financial liabilities
FVTPL	~~W~~	(302,593)	6,717	—	—	—	(295,876)

(4)	Enforceable master netting agreement or similar agreement
Carrying amounts of financial instruments recognized of which offset agreements are applicable as of December 31, 2023 and 2022 are as follows:

(In millions of won)	December 31, 2023
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	~~W~~	194,374	(183,520)	10,854
Financial liabilities:
Accounts payable – other and others	~~W~~	190,630	(183,520)	7,110

(In millions of won)	December 31, 2022
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	~~W~~	245,835	(236,921)	8,914
Financial liabilities:
Accounts payable – other and others	~~W~~	244,509	(236,921)	7,588